Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Comprehensive Income [Abstract]
Net Income	$ 18,553	$ 7,539	$ 4,184
Foreign Currency:
Foreign currency translation adjustments (includes $(2), $0 and $(1) attributable to noncontrolling interest), net of taxes of $(78), $48 and $(117)	(140)	87	(219)
Reclassification adjustment included in net income, net of taxes of $30, $0 and $183	55	0	341
Available-for-sale securities:
Net unrealized gains (losses), net of taxes of $137, $64, and $(21)	257	118	(41)
Reclassification adjustment realized in net income, net of taxes of $(42), $(36) and $(29)	(79)	(68)	(54)
Cash flow hedges:
Net unrealized gains (losses), net of taxes of $286, $154 and $(140)	525	283	(256)
Reclassification adjustment included in net income, net of taxes of $16, $15 and $8	30	28	15
Defined benefit postretirement plans:
Net actuarial loss from equity method investees arising during period, net of taxes of $0, $(32) and $0	0	(53)	0
Reclassification adjustment included in net income, net of taxes of $7, $0 and $0	11	0	0
Net prior service credit arising during period, net of taxes of $1,695, $1,378 and $699	2,765	2,249	1,140
Amortization of net prior service credit included in net income, net of taxes of $(480), $(361) and $(282)	(782)	(588)	(460)
Other	0	0	1
Net other comprehensive income (loss)	2,642	2,056	467
Total comprehensive Income	21,195	9,595	4,651
Less: Total comprehensive income attributable to noncontrolling interest	(302)	(275)	(239)
Total Comprehensive Income Attributable to AT&T	$ 20,893	$ 9,320	$ 4,412